SEGMENT INFORMATION - AS RESTATED	9 Months Ended
Sep. 30, 2011
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 17 - SEGMENT INFORMATION – AS RESTATED

The Company has one reportable business segment which is operated in three geographic locations. Those geographic segments are the United States, Brazil and Czech Republic.

Information for the nine months ended September 30, 2011 and 2010 concerning principal geographic areas is presented below according to the area where the activity is taking place.

	2011			2010
	United States	Brazil	Czech Republic	United States	Brazil	Czech Republic
Revenues	$40,406	$11,250	$295	$38,549	$-	$-
Operating income/(loss)	$(6,601)	$(37)	$13	$(21,212)	$-	$-
Goodwill	$9,811	$19,649	-	$3,765	-	-
Total assets	$45,903	$72,360	$149	$46,488	$-	$-
Capital expenditures	$148	$42	$-	$754	$-	$-